EIC VALUE FUND
Portfolio of Investments
July 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 95.2%
Basic Materials — 3.9%
Barrick Mining Corp.	302,200	$ 6,382,464
PPG Industries, Inc.	63,125	6,659,687
		13,042,151
Communications — 6.8%
AT&T, Inc.	339,900	9,316,659
Verizon Communications, Inc.	315,210	13,478,380
		22,795,039
Consumer, Cyclical — 8.9%
Dollar General Corp.	78,050	8,187,445
Genuine Parts Co.	52,775	6,801,642
Honda Motor Co. Ltd., SP ADR	151,830	4,743,169
Target Corp.	100,975	10,147,988
		29,880,244
Consumer, Non-cyclical — 31.1%
Baxter International, Inc.	231,055	5,027,757
Brown-Forman Corp., Class B	242,125	6,985,306
Diageo PLC, SP ADR	67,235	6,585,668
GSK PLC, SP ADR	290,202	10,781,004
Hershey Co. (The)	41,280	7,683,447
ICON PLC*	47,570	8,048,368
Ingredion, Inc.	56,085	7,377,421
Johnson & Johnson	5,352	881,689
Kenvue, Inc.	339,385	7,276,414
Medtronic PLC	106,850	9,642,144
PayPal Holdings, Inc.*	147,730	10,157,915
Sanofi SA, ADR	173,955	7,939,306
Unilever PLC, SP ADR	137,625	8,041,429
Zimmer Biomet Holdings, Inc.	91,565	8,391,932
		104,819,800
Energy — 7.8%
Coterra Energy, Inc.	280,150	6,832,858
Shell PLC, ADR	75,700	5,466,297
TotalEnergies SE, SP ADR	159,375	9,490,781
Williams Cos., Inc. (The)	78,350	4,697,083
		26,487,019
Financial — 28.3%
AGNC Investment Corp., REIT	692,215	6,527,588
Charles Schwab Corp. (The)	73,540	7,187,064
Globe Life, Inc.	64,738	9,093,747
Hartford Insurance Group, Inc. (The)	39,075	4,860,539
Healthpeak Properties, Inc.	386,000	6,538,840
Jones Lang LaSalle, Inc.*	22,015	5,951,975
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
NNN REIT, Inc.	107,425	$ 4,432,356
PNC Financial Services Group, Inc. (The)	43,488	8,274,462
Travelers Cos., Inc. (The)	24,475	6,369,374
Truist Financial Corp.	159,792	6,984,508
US Bancorp	240,365	10,806,810
Wells Fargo & Co.	142,500	11,489,775
WP Carey, Inc., REIT	106,700	6,845,872
		95,362,910
Industrial — 5.6%
General Dynamics Corp.	19,250	5,998,493
Oshkosh Corp.	56,500	7,148,945
United Parcel Service, Inc., Class B	67,944	5,854,055
		19,001,493
Utilities — 2.8%
National Fuel Gas Co.	108,200	9,390,678
TOTAL COMMON STOCKS (Cost $245,708,995)		320,779,334

SHORT-TERM INVESTMENT — 4.7%
Money Market Fund — 4.7%
Dreyfus Institutional Preferred Treasury Securities Money Market Fund, Hamilton Shares 4.16%(a)	15,712,569	15,712,569
TOTAL SHORT-TERM INVESTMENT (Cost $15,712,569)		15,712,569

TOTAL INVESTMENTS - 99.9% (Cost $261,421,564)		336,491,903
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		497,224
NET ASSETS - 100.0%		$336,989,127

*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at July 31, 2025.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

EIC VALUE FUND
Notes to the Quarterly Portfolio of Investments
July 31, 2025
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation – The EIC Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
The following is a summary of the inputs used, as of July 31, 2025, in valuing the Fund's investments carried at fair value:
	Total Value at 07/31/25	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks*	$320,779,334	$320,779,334	$—	$—
Short-Term Investments*	15,712,569	15,712,569	—	—
Total Assets	$336,491,903	$336,491,903	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

EIC VALUE FUND
Notes to the Quarterly Portfolio of Investments (Concluded)
July 31, 2025
(Unaudited)
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the period ended July 31, 2025, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.
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